Financial statements preparation - Voluntary presentation changes, balance sheet (Details) - AUD ($) $ in Millions	Mar. 31, 2019	Oct. 01, 2018	Sep. 30, 2018	Mar. 31, 2018
Assets
Cash and balances with central banks	$ 19,486	$ 26,788	$ 26,788	$ 21,932
Collateral paid	6,103	4,787	4,787	3,835
Trading securities and financial assets measured at FVIS	29,307	23,407	23,132	21,593
Other financial assets	6,444	5,517	5,517	6,035
Other assets	790		621	604
All other assets			818,747	817,856
Total assets	891,062	878,958	879,592	871,855
Liabilities
Collateral received	1,889	2,184	2,184	3,331
Other financial liabilities at FVIS	29,013	28,093	28,105	29,750
Other financial liabilities			28,105	29,750
Other liabilities	2,072		1,338	1,341
All other liabilities			783,392	774,768
Total liabilities	$ 827,127	$ 815,110	815,019	809,190
Reported
Assets
Cash and balances with central banks			26,431	21,580
Receivables due from other financial institutions			5,790	3,977
Trading securities and financial assets measured at FVIS			22,134	20,627
Regulatory deposits with central banks overseas			1,355	1,318
Other assets			5,135	6,497
All other assets			818,747	817,856
Total assets			879,592	871,855
Liabilities
Payables due to other financial institutions			18,137	19,073
Other financial liabilities at FVIS			4,297	5,590
Other liabilities			9,193	9,759
All other liabilities			783,392	774,768
Total liabilities			815,019	809,190
Presentation changes
Assets
Cash and balances with central banks			357	352
Receivables due from other financial institutions			(5,790)	(3,977)
Collateral paid			4,787	3,835
Trading securities and financial assets measured at FVIS			998	966
Regulatory deposits with central banks overseas			(1,355)	(1,318)
Other financial assets			5,517	6,035
Other assets			(4,514)	(5,893)
Liabilities
Payables due to other financial institutions			(18,137)	(19,073)
Collateral received			2,184	3,331
Other financial liabilities at FVIS			(4,297)	(5,590)
Other financial liabilities			28,105	29,750
Other liabilities			$ (7,855)	$ (8,418)